Stockholders' Equity (Stock Option Rollforward) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Stock Option Rollforward
Outstanding (shares), beginning balance	34,033,101
Granted (shares)	2,750,085
Exercised (shares)	(7,710,210)
Forfeited or expired (shares)	(1,098,349)
Outstanding (shares), ending balance	27,974,627
Stock options exercisable	18,139,203
Weighted Average Exercise Price Of Options [Abstract]
Outstanding, beginning balance	$ 21.96
Granted	$ 44.30
Exercised	$ 18.66
Forfeited or expired	$ 29.19
Outstanding, ending balance	$ 24.78
Stock options exercisable, weighted average exercise price	$ 22.25